AQR FUNDS

Supplement dated November 18, 2022 (“Supplement”)

to the Statement of Additional Information,

dated May 1, 2022, as amended (the “SAI”),

of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Diversifying Strategies Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia Alternative Fund (the “Funds”)

This Supplement updates certain information contained in the SAI. Please review this important information carefully. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective January 31, 2023:

•	the subsection entitled “INVESTMENT ADVISORY AND OTHER SERVICES—Portfolio Manager Holdings” beginning on page 54 of the SAI is hereby deleted in its entirety and replaced with the following:

The dollar range of equity securities of each Fund listed below beneficially owned by the portfolio managers of such Fund as of December 31, 2021, unless noted otherwise, is as follows:

Portfolio Manager	Name of Fund	Dollar Range of Equity Securities Beneficially Owned

Michele L. Aghassi, Ph.D.	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$10,001-$50,000

	AQR Sustainable Long-Short Equity Carbon Aware Fund	None

Clifford S. Asness, Ph.D., M.B.A.	AQR Equity Market Neutral Fund	None

	AQR Long-Short Equity Fund	None

	AQR Managed Futures Strategy Fund	$100,001-$500,000

	AQR Managed Futures Strategy HV Fund	$100,001-$500,000

	AQR Risk-Balanced Commodities Strategy Fund	None

	AQR Style Premia Alternative Fund	None*

	AQR Sustainable Long-Short Equity Carbon Aware	Over $1,000,000

Jordan Brooks, Ph.D., M.A.	AQR Alternative Risk Premia Fund	None

	AQR Diversified Arbitrage Fund	None**

	AQR Diversifying Strategies Fund	None

	AQR Macro Opportunities Fund	$10,001-$50,000

	AQR Managed Futures Strategy Fund	None

	AQR Managed Futures Strategy HV Fund	None

	AQR Multi-Asset Fund	None

	AQR Risk-Balanced Commodities Strategy Fund	None

	AQR Style Premia Alternative Fund	None

Robert F. Bryant, B.S.	AQR Diversified Arbitrage Fund	None

John Eckert	AQR Diversified Arbitrage Fund	None

Jonathan Fader	AQR Macro Opportunities Fund	None

Andrea Frazzini, Ph.D., M.S.	AQR Alternative Risk Premia Fund	None*

	AQR Diversifying Strategies Fund	None*

	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$10,001-$50,000

	AQR Style Premia Alternative Fund	$10,001-$50,000

	AQR Sustainable Long-Short Equity Carbon Aware Fund	None

John J. Huss	AQR Alternative Risk Premia Fund	None*

	AQR Diversifying Strategies Fund	$10,001-$50,000

	AQR Equity Market Neutral Fund	$10,001-$50,000

	AQR Long-Short Equity Fund	$10,001-$50,000

	AQR Multi-Asset Fund	$10,001-$50,000

	AQR Style Premia Alternative Fund	$10,001-$50,000

	AQR Sustainable Long-Short Equity Carbon Aware	$10,001-$50,000

John M. Liew, Ph.D., M.B.A.	AQR Diversifying Strategies Fund	None**

	AQR Macro Opportunities Fund	Over $1,000,000

	AQR Managed Futures Strategy Fund	$100,001-$500,000

	AQR Managed Futures Strategy HV Fund	$100,001-$500,000

	AQR Multi-Asset Fund	$100,001-$500,000

	AQR Risk-Balanced Commodities Fund	None**

	AQR Sustainable Long-Short Equity Carbon Aware	Over $1,000,000

Michael A. Mendelson, M.B.A, S.M.	AQR Multi-Asset Fund	$500,001-$1,000,000

Mark L. Mitchell, Ph.D.	AQR Diversified Arbitrage Fund	Over $1,000,000

Lars N. Nielsen, M.Sc.	AQR Diversifying Strategies Fund	None

	AQR Equity Market Neutral Fund	$50,001-$100,000

	AQR Long-Short Equity Fund	$50,001-$100,000

	AQR Multi-Asset Fund	$50,001-$100,000

	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000

Yao Hua Ooi	AQR Alternative Risk Premia Fund	$10,001-$50,000

	AQR Diversifying Strategies Fund	None

	AQR Macro Opportunities Fund	$10,001-$50,000

	AQR Managed Futures Strategy Fund	$50,001-$100,000

	AQR Managed Futures Strategy HV Fund	$10,001-$50,000

	AQR Multi-Asset Fund	$10,001-$50,000

	AQR Risk-Balanced Commodities Strategy Fund	$10,001-$50,000

	AQR Style Premia Alternative Fund	$10,001-$50,000

Lukasz Pomorski, Ph.D., M.A.	AQR Sustainable Long-Short Equity Carbon Aware	None

Todd C. Pulvino, Ph.D., A.M., M.S.	AQR Diversified Arbitrage Fund	Over $1,000,000

Nathan Sosner, Ph.D.	AQR Alternative Risk Premia Fund	$10,001-$50,000

Erik Stamelos	AQR Macro Opportunities Fund	None

	AQR Managed Futures Strategy Fund	None

	AQR Managed Futures Strategy HV Fund	None

* Holdings information provided as of June 30, 2022.

** Holdings information provided as of September 30, 2022.

•	the subsection entitled “INVESTMENT ADVISORY AND OTHER SERVICES—Other Accounts Managed” beginning on page 56 of the SAI is hereby deleted in its entirety and replaced with the following:

Each of the portfolio managers is also responsible for managing other accounts in addition to the respective Fund or Funds which the portfolio manager manages, including other accounts of the Adviser, the Sub-Adviser or their affiliates. Other accounts may include, without limitation, separately managed accounts for foundations, endowments, pension plans, and high net-worth families; registered investment companies; unregistered investment companies relying on either Section 3(c)(1) or Section 3(c)(7) of the 1940 Act (such companies are commonly referred to as “hedge funds”); foreign investment companies; and may also include accounts or investments managed or made by the portfolio managers in a personal or other capacity, including reference accounts for non-discretionary model portfolios offered by the Adviser (“Proprietary Accounts”). Management of other accounts in addition to the Funds can present certain conflicts of interest, as described below (under “Potential Conflicts of Interest”).

The following table indicates the number of accounts and assets under management for each type of account managed as of December 31, 2021, unless noted otherwise:

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	20	$13,406,517,530	7	$4,459,841,394	11	$4,839,831,210

Clifford S. Asness, Ph.D., M.B.A.	14	$6,559,632,747	18	$7,664,408,816	32	$15,832,587,658

Jordan Brooks, Ph.D., M.A.*	2	$402,625,117	1	$52,866528	0	–

Robert F. Bryant, B.S.	1	$1,322,538,125	6	$1,080,096,406	0	–

John Eckert	1	$1,322,538,125	6	$1,080,096,406	0	–

Jonathan Fader	1	$208,718,893	2	$613,541,388	0	–

Andrea Frazzini, Ph.D., M.S.	24	$14,741,336,590	12	$5,331,185,953	21	$11,806,819,663

John J. Huss	2	$1,501,593,537	18	$11,886,173,560	0	–

John M. Liew, Ph.D., M.B.A.*	7	$2,614,498,909	12	$6,356,978,922	16	$5,858,086,546

Michael A. Mendelson, M.B.A., S.M.	2	$1,501,593,537	18	$8,580,745,260	0	–

Mark L. Mitchell, Ph.D.	1	$1,322,538,125	7	$1,221,085,730	0	–

Lars N. Nielsen, M.Sc.	28	$17,362,926,336	24	$8,009,964,255	22	$12,533,032,307

Yao Hua Ooi	9	$3,713,556,872	23	$9,298,638,391	0	–

Lukasz Pomorski, Ph.D., M.A.	0	–	0	–	17	$22,917,882,755

Todd C. Pulvino, Ph.D., A.M., M.S.	1	$1,322,538,125	7	$1,221,085,730	0	–

Nathan Sosner, Ph.D.	1	$136,764,079	4	$616,687,146	0	–

Erik Stamelos	0	–	5	$366,550,451	1	$50,000,000

* Account information provided as of September 30, 2022.

PORTFOLIO MANAGER	NUMBER OF OTHER ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
	REGISTERED INVESTMENT COMPANY		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS

	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management	# of Accts.	Assets Under Management

Michele L. Aghassi, Ph.D.	1	$181,267,669	4	$2,775,164,708	4	$2,163,790,112

Clifford S. Asness, Ph.D., M.B.A.	0	–	16	$6,181,457,603	14	$7,584,086,860

Jordan Brooks, Ph.D., M.A.*	0	–	1	$52,866,528	0	–

Robert F. Bryant, B.S.	0	–	6	$1,080,096,406	0	–

John Eckert	0	–	6	$1,080,096,406	0	–

Jonathan Fader	0	–	2	$613,541,388	0	–

Andrea Frazzini, Ph.D., M.S.	1	$181,267,669	9	$3,646,509,267	6	$4,158,228,108

John J. Huss	0	–	16	$11,434,401,103	0	–

John M. Liew, Ph.D., M.B.A.*	0	–	11	$5,331,803,732	8	$3,118,143,984

Michael A. Mendelson, M.B.A., S.M.	0	–	16	$8,128,972,804	0	–

Mark L. Mitchell, Ph.D.	0	–	7	$1,221,085,730	0	–

Lars N. Nielsen, M.Sc.	1	$181,267,669	21	$6,325,287,570	8	$5,757,818,921

Yao Hua Ooi	0	–	21	$8,846,865,935	0	–

Lukasz Pomorski, Ph.D., M.A.	0	–	0	–	2	$465,387,521

Todd C. Pulvino, Ph.D., A.M., M.S.	0	–	7	$1,221,085,730	0	–

Nathan Sosner, Ph.D.	0	–	0	–	0	–

Erik Stamelos	0	–	4	$292,544,782	0	–

* Account information provided as of September 30, 2022.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE